Stock-based Compensation (Summary of MUAH's Compensation Costs) (Detail) - MUAH [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-based Compensation [Line Items]
Compensation costs	¥ 8,503	¥ 7,405	¥ 7,292
Tax benefit	2,209	2,917	2,830
Unrecognized compensation costs	¥ 12,210	¥ 12,543	¥ 11,183